SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Money Fund Trust seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Templeton Money Fund Trust covers the period ended December 31, 2001. The six months under review were marked by extraordinary events, the likes of which couldn't even be imagined. The U.S. economy limped through 2001, entering the second half of the year in a recession. On June 30, 2001, unemployment stood at 4.5%, up from a low of 3.9% in October 2000. The manufacturing sector continued to contract during the reporting period, and consumer confidence plunged to its lowest level in five years. In response, the Federal Reserve Board (the Fed) aggressively cut its key federal funds target rate, lowering it five times for a total of 200 basis points (2.0%) to end the period at 1.75%.



1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 6.



CONTENTS

Shareholder Letter ......................................................      1

Performance Summary .....................................................      2

Financial Highlights & Statement of Investments .........................      4

Financial Statements ....................................................      7

Notes to Financial Statements ...........................................     10




FUND CATEGORY

[PYRAMID GRAPHIC]

PERFORMANCE SUMMARY
12/31/01

CLASS B
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 1.12%

Seven-day annualized yield                                                 1.11%


CLASS C
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 1.23%

Seven-day annualized yield                                                 1.22%


*The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period ended 12/31/01. The Fund's average weighted maturity was 56 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been 0.85% and 0.86%, for Class B shares and 0.96% and 0.97% for Class C shares. The fee waiver may be discon-tinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.



During the summer months, the economy struggled to gain traction. Corporate profits continued to suffer, which led to job cuts and slower growth in personal income and consumption. Energy prices were stubbornly high, the global economy was slowing, and the U.S. was still dealing with fallout from the negative wealth effect due to a declining stock market. The events of September 11, the ensuing war and anthrax scares definitely worsened an already fragile economy.

In the months following September 11, the employment picture deteriorated and consumer confidence and spending sank. Confirming what many believed, the National Bureau of Economic Research declared we were in a recession that began in March 2001. On this note, gross domestic product (GDP) fell throughout the year, and in the third quarter GDP was an annualized -1.3%.

During the period, we continued to invest the portfolio's assets in only the highest quality money market securities. On December 31, 2001, more than 95% of the securities purchased for the portfolio carried an AA or higher long-term credit rating by Moody's and Standard & Poor's, two independent credit rating agencies, with the balance rated A(2). Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we did not invest in derivatives or other potentially volatile securities that we believed involve undue risk. However, reflecting the 200 basis points' decrease in the federal funds target rate over the past six months, the Fund's Class B shares' seven-day effective yield declined from 3.11% on June 30, 2001, to 1.12% on December 31, 2001. Similarly, the Fund's Class C shares' seven-day effective yield fell from 3.22% to 1.23%.



2. This does not indicate a rating of the Fund.

Although there is still weakness in the economy, we finally began to see some signs of strength at period-end, as fourth quarter 2001 GDP expanded by a surprising 0.2% estimated annualized rate. Housing starts finished the year on a strong note. Interest rates were at multi-year lows, providing the largest mortgage refinancing wave in U.S. history. The past year's monetary policy should continue to benefit the economy, and any fiscal stimulus package should only add to future growth. In addition, without inflationary pressures, interest rates could very well remain at recent levels for most of 2002. We believe there will be a recovery; the questions that remain are when and to what magnitude.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

You will receive the Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Financial Highlights (continued)

                                                                                            CLASS B
                                                               -----------------------------------------------------------------
                                                                SIX MONTHS ENDED                   YEAR ENDED JUNE 30,
                                                               DECEMBER 31, 2001     -------------------------------------------
                                                                  (UNAUDITED)          2001             2000            1999(d)
                                                               -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................            $  1.00           $  1.00           $ 1.00          $1.00
                                                               -----------------------------------------------------------------
Income from investment operations-net investment income               .011              .048             .045           .019
Less distributions from net investment income .........              (.011)            (.048)           (.045)         (.019)
Net asset value, end of period ........................            $  1.00           $  1.00           $ 1.00          $1.00
                                                               -----------------------------------------------------------------
Total return(a) .......................................               1.12%             4.92%            4.64%          1.88%
                                                               =================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................            $18,421           $11,544           $5,439          $ 762
Ratios to average net assets:
Expenses(b) ...........................................               1.25%(c)          1.25%            1.25%          1.26%(c)
Expenses excluding waiver and payments by affiliate(b)                1.61%(c)          1.61%            1.52%          1.46%(c)

Net investment income .................................               2.12%(c)          4.66%            4.54%          3.73%(c)



(a) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) Annualized

(d) For the period January 1, 1999 (effective date) to June 30, 1999.



                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Financial Highlights (continued)


                                                                                       CLASS C
                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 2001   -----------------------------------------------------
                                                       (UNAUDITED)          2001      2000        1999        1998      1997
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $  1.00          $  1.00    $  1.00     $  1.00     $  1.00    $ 1.00
                                                     -------------------------------------------------------------------------
Income from investment operations-net
 investment income ..............................          .012             .050       .046        .040        .043      .042
Less distributions from net investment income ...         (.012)           (.050)     (.046)      (.040)      (.043)    (.042)
                                                     -------------------------------------------------------------------------
Net asset value, end of period ..................       $  1.00          $  1.00    $  1.00     $  1.00     $  1.00    $ 1.00
                                                     =========================================================================
Total return(a) .................................          1.16%            5.12%      4.75%       4.08%       4.43%     4.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $67,970           55,342    $82,406     $77,667     $38,538    $9,724
Ratios to average net assets:
Expenses(b) .....................................          1.17%(c)         1.10%      1.13%       1.22%       1.25%     1.25%
Expenses excluding waiver and payments
 by affiliate(b) ................................          1.53%(c)         1.46%      1.40%       1.42%       1.45%     1.59%
Net investment income ...........................          2.26%(c)         5.11%      4.66%       4.00%       4.39%     4.26%


(a) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) Annualized


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                   SHARES         VALUE
--------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1)(COST $86,423,177) ....       86,423,177     $86,423,177
OTHER ASSETS, LESS LIABILITIES ...........................                          (32,379)
                                                                                -----------
NET ASSETS 100.0% ........................................                      $86,390,798
                                                                                ===========



                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ................       $86,423,177
 Receivables from capital shares sold ........................           844,687
                                                                     -----------
      Total assets ...........................................        87,267,864
                                                                     -----------
Liabilities:
 Payables:
  Capital shares redeemed ....................................           612,304
  Affiliates .................................................            96,681
  Shareholders ...............................................           119,231
Other liabilities ............................................            48,850
                                                                     -----------
      Total liabilities ......................................           877,066
                                                                     -----------
        Net assets, at value .................................       $86,390,798
                                                                     ===========
CLASS B:
 Net assets, at value ........................................       $18,420,848
                                                                     ===========
 Shares outstanding ..........................................        18,420,848
                                                                     ===========
 Net asset value per share(a) ................................       $      1.00
                                                                     ===========
CLASS C:
 Net assets, at value ........................................       $67,969,950
                                                                     ===========
 Shares outstanding ..........................................        67,969,950
                                                                     ===========
 Net asset value per share(a) ................................       $      1.00
                                                                     ===========



(a) Redemption price is equal to net assets less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Financial Statements (continued)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

Investment income:
  Dividends ..................................................       $1,325,123
                                                                     ----------
Expenses:
  Administrative fees (Note 3) ...............................          185,788
  Distribution fees (Note 3)
    Class B ..................................................           53,642
    Class C ..................................................          182,510
  Transfer agent fees (Note 3) ...............................           81,781
  Reports to shareholders ....................................            5,898
  Registration and filing fees ...............................           37,726
  Professional fees ..........................................            9,009
  Other ......................................................           11,917
                                                                     ----------
       Total expenses ........................................          568,271
       Expenses waived/paid by affiliate (Note 3) ............         (144,379)
                                                                     ----------
         Net expenses ........................................          423,892
                                                                     ----------
           Net investment income .............................          901,231
                                                                     ----------
  Net increase in net assets resulting from operations .......       $  901,231
                                                                     ==========


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                            SIX MONTHS               YEAR
                                                                               ENDED                 ENDED
                                                                         DECEMBER 31, 2001      JUNE 30, 2001
                                                                         ------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................................       $    901,231         $  3,858,301
  Distributions to shareholders from net investment income:
    Class B ........................................................           (172,780)            (388,581)
    Class C ........................................................           (728,451)          (3,469,720)
                                                                          -----------------------------------
  Total distributions to shareholders ..............................           (901,231)          (3,858,301)
  Capital share transactions: (Note 2)
    Class B ........................................................          6,877,228            6,104,539
    Class C ........................................................         12,627,724          (27,063,760)
                                                                          -----------------------------------
  Total capital share transactions .................................         19,504,952          (20,959,221)
        Net increase (decrease) in net assets ......................         19,504,952          (20,959,221)
Net assets (there is no undistributed net investment income at beginning or end of period):
  Beginning of period ..............................................         66,885,846           87,845,067
                                                                          -----------------------------------
  End of period ....................................................       $ 86,390,798         $ 66,885,846
                                                                           ==================================


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 2001, the Fund owns 1.57% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND


Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class B and Class C. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                       PERIOD ENDED          YEAR ENDED
                                                    DECEMBER 31, 2001      JUNE 30, 2001
                                                    -------------------------------------
CLASS B SHARES:
Shares sold ..................................        $ 19,475,202         $  21,348,687
Shares issued in reinvestment of distributions             174,120               386,464
Shares redeemed ..............................         (12,772,094)          (15,630,612)
                                                    -------------------------------------
Net increase .................................        $  6,877,228         $   6,104,539
                                                    -------------------------------------
CLASS C SHARES:
Shares sold ..................................        $ 79,432,718         $ 751,914,104
Shares issued in reinvestment of distributions             734,330             3,485,698
Shares redeemed ..............................         (67,539,324)         (782,463,562)
                                                    -------------------------------------
Net increase (decrease) ......................        $ 12,627,724         $ (27,063,760)
                                                    =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:


ANNUALIZED
 FEE RATE                    DAILY NET ASSETS
--------------------------------------------------------------------------------
  .455%                      First $100 million
  .330%                      Over $100 million, up to and including $250 million
  .280%                      Over $250 million


Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's Class B and Class C shares.

Distributors received contingent deferred sales charges for the period of $122,789.

The Fund paid transfer agent fees of $81,781, of which $56,070 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS

Financial Highlights


THE MONEY MARKET PORTFOLIO


                                        SIX MONTHS ENDED                                   YEAR ENDED JUNE 30,
                                        DECEMBER 31, 2001    -----------------------------------------------------------------------
                                           (UNAUDITED)           2001           2000           1999           1998            1997
                                        --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value, beginning
 of period .........................    $     1.00           $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        --------------------------------------------------------------------------------------------
Income from investment operations -
 net investment income .............          .017                 .059           .056           .051           .055           .053
Less distributions from net
 investment income .................         (.017)               (.059)         (.056)         (.051)         (.055)         (.053)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period .....    $     1.00           $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ============================================================================================
Total return(a) ....................          1.67%                6.08%          5.75%          5.18%          5.64%          5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..    $5,491,104           $4,490,919     $4,144,043     $3,672,404     $2,043,629     $1,773,546
Ratios to average net assets:
  Expenses .........................           .15%(b)              .15%           .15%           .15%           .15%           .15%
  Expenses excluding waiver and
   payments by affiliate ...........           .16%(b)              .16%           .16%           .15%           .16%           .16%
  Net investment income ............          3.28%(b)             5.91%          5.65%          5.04%          5.50%          5.34%


(a) Total return is not annualized for periods less than one year.

(b) Annualized


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                              PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
   BANK NOTES .5%
   Bank of America NT & SA, 2.40%, 1/04/02(COST $25,000,810) .........................      $ 25,000,000       $   25,000,810
                                                                                                               --------------
   CERTIFICATES OF DEPOSIT 29.1%
   ABN AMRO Bank NV, Chicago Branch, 1.82%, 4/09/02 ..................................        50,000,000           50,002,706
   Australia & New Zealand Banking Group Ltd., New York Branch, 2.12% - 2.51%,
     1/02/02 - 1/14/02 ...............................................................       125,000,000          125,001,138
   Bank of Montreal, Chicago Branch, 1.90% - 3.65%, 2/20/02 - 2/26/02 ................       100,000,000          100,001,451
   Barclays Bank PLC, New York Branch, 4.41% - 4.85%, 3/04/02 - 4/16/02 ..............       150,000,000          149,999,452
   Bayerische Landesbank Girozen, New York Branch, 2.26%, 1/17/02 - 1/18/02 ..........       100,000,000          100,000,456
   Credit Agricole, New York Branch, 2.11% - 2.47%, 1/15/02 - 3/20/02 ................       150,000,000          150,000,401
   Deutsche Bank AG, New York Branch, 2.27% - 5.20%, 1/14/02 - 3/22/02 ...............       150,000,000          150,002,367
   Dexia Bank, New York Branch, 2.045% - 4.24%, 1/31/02 - 5/23/02 ....................       150,000,000          150,002,098
   Dresdner Bank AG, New York Branch, 2.02%, 2/12/02 .................................        50,000,000           50,000,580
   Lloyds Bank PLC, New York Branch, 1.72% - 2.01%, 4/01/02 - 4/30/02 ................       150,000,000          150,004,264
   Rabobank Nederland NV, New York Branch, 1.995% - 5.20%, 1/30/02 - 2/19/02 .........       125,000,000          125,000,954
   Royal Bank of Canada, New York Branch, 4.025%, 7/02/02 ............................        50,000,000           50,002,429
   Svenska Handelsbanken, New York Branch, 2.00%, 2/21/02 ............................        50,000,000           50,000,704
   Toronto Dominion Bank, New York Branch, 3.615%, 1/22/02 ...........................        50,000,000           50,001,731
   UBS AG, Connecticut Branch, 1.75% - 4.01%, 2/22/02 - 7/02/02 ......................       150,000,000          150,111,221
                                                                                                               --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,600,131,952) ...............................                          1,600,131,952
                                                                                                               --------------
(a)COMMERCIAL PAPER 47.2%
   Abbey National North America Corp., 1.935% - 3.94%, 1/28/02 - 4/18/02 .............       150,000,000          149,419,357
   Abbott Laboratories, 1.85%, 1/16/02 - 1/18/02 .....................................        50,000,000           49,958,889
   ABN Amro North American Finance Inc., 1.78% - 3.45%, 2/07/02 - 4/08/02 ............       100,000,000           99,582,903
   Asset Securitization Cooperative Corp., 2.25%, 1/23/02 - 1/25/02 ..................       150,000,000          149,784,375
   Bank of Montreal, 1.725%, 4/25/02 .................................................        50,000,000           49,726,875
   Canadian Wheat Board, 1.77% - 2.09%, 3/13/02 - 4/10/02 ............................       150,000,000          149,367,925
   Commonwealth Bank of Australia, 1.84% - 2.165%, 1/29/02 - 6/07/02 .................       100,000,000           99,514,583
   Delaware Funding Corp., 1.87% - 1.90%, 1/14/02 - 1/17/02 ..........................        70,234,000           70,181,159
   Forrestal Funding Master Trust, 1.88% - 1.90%, 1/22/02 - 1/31/02 ..................       128,313,000          128,149,893
   General Electric Capital Corp., 2.03% - 3.86%, 2/01/02 - 3/25/02 ..................       150,000,000          149,383,521
   Goldman Sachs Group Inc., 2.50%, 1/03/02 - 1/07/02 ................................       150,000,000          149,961,805
   Halifax PLC, 1.98% - 3.345%, 2/08/02 - 4/26/02 ....................................       150,000,000          149,266,264
   ING America Insurance Holdings, 1.88% - 2.00%, 3/12/02 - 3/26/02 ..................        50,000,000           49,791,944
   Internationale Ned. U.S. Funding, 3.375%, 2/14/02 .................................        50,000,000           49,793,750
   Morgan Stanley Dean Witter & Co. Inc., 2.35%, 1/08/02 - 1/10/02 ...................       150,000,000          149,921,667
   National Australia Funding, 1.86%, 1/02/02 - 1/03/02 ..............................        50,000,000           49,996,125
   Nestle Capital Corp., 1.99% - 2.23%, 3/27/02 - 4/19/02 ............................       150,000,000          149,135,264
   Procter & Gamble Co., 1.89% - 2.00%, 2/27/02 - 3/07/02 ............................       150,000,000          149,517,569
   Province of British Columbia, 1.83%, 6/05/02 ......................................        22,200,000           22,025,083
   Rabobank Nederland NV, 3.36%, 2/25/02 .............................................        25,000,000           24,871,667
   Royal Bank of Canada, 1.98% - 3.75%, 2/04/02 - 3/15/02 ............................       105,000,000          104,608,597
   Salomon Smith Barney Inc., 1.65%, 1/02/02 .........................................       150,000,000          149,993,125
   SBC Communications Inc., 2.00%, 2/13/02 ...........................................        50,000,000           49,880,555
   Societe Generale of North America Inc., 1.82%, 3/05/02 - 3/08/02 ..................       150,000,000          149,512,139

THE MONEY MARKET PORTFOLIOS

                                                                                       PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                           AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Svenska Handelsbanken Inc., 3.36%, 2/25/02                                        $ 25,000,000             $   24,871,667
   Westpac Capital Corp., 2.07% - 2.43%, 2/05/02 - 3/26/02                             75,000,000                 74,757,625
                                                                                                              --------------
   TOTAL COMMERCIAL PAPER (COST $2,592,974,326)                                                                2,592,974,326
                                                                                                              --------------

   U.S. GOVERNMENT AGENCY SECURITIES 11.7%
   Fannie Mae, 1.68% - 1.85%, 4/02/02 - 6/06/02                                       448,043,000                445,693,594
   Federal Home Loan Mortgage Corp., 1.71% - 3.55%, 3/11/02 - 6/19/02                 200,000,000                198,342,889
                                                                                                              --------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $644,036,483)                                                   644,036,483
                                                                                                              --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,862,143,571)                                        4,862,143,571
                                                                                                              --------------
(b)REPURCHASE AGREEMENTS 11.1%
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $119,705,307)                119,695,000                119,695,000
   Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex Brown Inc., 1.35%, 1/02/02 (Maturity Value $119,703,977)        119,695,000                119,695,000
   Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $119,704,975)            119,695,000                119,695,000
   Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.70%, 1/02/02 (Maturity Value $250,023,611)                      250,000,000                250,000,000
   Collateralized by U.S. Government Agency Coupons
                                                                                                              --------------
   TOTAL REPURCHASE AGREEMENTS (COST $609,085,000)                                                               609,085,000
   TOTAL INVESTMENTS (COST $5,471,228,571) 99.6%                                                               5,471,228,571
   OTHER ASSETS, LESS LIABILITIES .4%                                                                             19,875,565
                                                                                                              --------------
   NET ASSETS 100.0%                                                                                          $5,491,104,136
                                                                                                              ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                       SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                       DECEMBER 31, 2001  ----------------------------------------------------------
                                                          (UNAUDITED)        2001        2000        1999        1998        1997
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       -----------------------------------------------------------------------------
Income from investment operations - net investment
  income ............................................          .015            .056        .054        .049        .054        .052
Less distributions from net investment income .......         (.015)          (.056)      (.054)      (.049)      (.054)      (.052)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period ......................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       =============================================================================

Total return(a) .....................................          1.52%           5.75%       5.48%       4.97%       5.53%       5.34%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $222,995        $186,718    $221,993    $258,458    $263,226    $285,629
Ratios to average net assets:
  Expenses ..........................................           .15%(b)         .15%        .15%        .15%        .15%        .15%
  Expenses excluding waiver and payments by affiliate           .16%(b)         .16%        .16%        .15%        .16%        .16%
  Net investment income .............................          2.98%(b)        5.63%       5.36%       4.84%       5.40%       5.20%

(a) Total return is not annualized for periods less than one year.
(b) Annualized


                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                            AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 35.9%
   U.S. Treasury Bill, 2/14/02 .............................................................    $ 10,000,000    $  9,977,817
   U.S. Treasury Bill, 2/28/02 .............................................................      10,000,000       9,948,122
   U.S. Treasury Bill, 3/07/02 .............................................................      10,000,000       9,968,944
   U.S. Treasury Bill, 3/21/02 .............................................................      10,000,000       9,963,133
   U.S. Treasury Note, 6.25%, 1/31/02 ......................................................      20,000,000      20,038,367
   U.S. Treasury Note, 6.375%, 4/30/02 .....................................................       5,000,000       5,044,027
   U.S. Treasury Note, 6.625%, 4/30/02 .....................................................      10,000,000      10,106,327
   U.S. Treasury Note, 6.625%, 5/31/02 .....................................................       5,000,000       5,053,611
                                                                                                                ------------
   TOTAL GOVERNMENT SECURITIES (COST $80,100,348) ..........................................                      80,100,348
                                                                                                                ------------
(a)REPURCHASE AGREEMENTS 63.8%
   ABN AMRO Inc., 1.50%, 1/02/02 (Maturity Value $9,000,750) ...............................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Bill
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $29,402,532) ......................      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.65%, 1/02/02 (Maturity Value $9,000,825) ....................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 1.65%, 1/02/02 (Maturity Value $9,000,825) .....................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex. Brown Inc., 1.35%, 1/02/02 (Maturity Value $29,402,205) .............      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.55%, 1/02/02 (Maturity Value $9,000,775)       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $29,402,450) ..................      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 1.55%, 1/02/02 (Maturity Value $9,000,775) ...................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   UBS Warburg LLC., 1.65%, 1/02/02 (Maturity Value $9,000,825) ............................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Bond
   TOTAL REPURCHASE AGREEMENTS (COST $142,200,000) .........................................                     142,200,000
                                                                                                                ------------
   TOTAL INVESTMENTS (COST $222,300,348) 99.7% .............................................                     222,300,348
   OTHER ASSETS, LESS LIABILITIES .3% ......................................................                         694,203
                                                                                                                ------------
   NET ASSETS 100.0% .......................................................................                    $222,994,551
                                                                                                                ============

(a) See note 1(b) regarding repurchase agreements.


16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                                           THE U.S.
                                                                          GOVERNMENT
                                                         THE              SECURITIES
                                                     MONEY MARKET        MONEY MARKET
                                                      PORTFOLIO            PORTFOLIO
                                                    ----------------------------------
Assets:
  Investments in securities, at value and cost      $4,862,143,571      $   80,100,348
  Repurchase agreements, at value and cost ...         609,085,000         142,200,000
  Cash .......................................               2,354                 891
  Interest receivable ........................          20,547,620             726,259
                                                    ----------------------------------
         Total assets ........................       5,491,778,545         223,027,498
                                                    ----------------------------------
Liabilities:
  Payables:
    Affiliates ...............................             611,146              25,049
    Professional fees ........................              24,386               5,179
  Other liabilities ..........................              38,877               2,719
                                                    ----------------------------------
         Total liabilities ...................             674,409              32,947
                                                    ----------------------------------
Net assets, at value .........................      $5,491,104,136      $  222,994,551
                                                    ==================================
Shares outstanding ...........................       5,491,104,136         222,994,551
                                                    ==================================
Net asset value per share ....................      $         1.00      $         1.00
                                                    ==================================

                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                               THE U.S.
                                                                              GOVERNMENT
                                                               THE            SECURITIES
                                                          MONEY MARKET       MONEY MARKET
                                                            PORTFOLIO         PORTFOLIO
                                                          --------------------------------
Investment income:
  Interest .........................................      $ 80,815,759       $  3,080,922
                                                          --------------------------------
Expenses:
  Management fees (Note 3) .........................         3,551,889            148,468
  Transfer agent fees (Note 3) .....................            92,142              3,113
  Custodian fees ...................................            20,830                963
  Reports to shareholders ..........................             5,222                376
  Professional fees ................................            18,187              8,711
  Trustees' fees and expenses ......................             5,639                245
  Other ............................................            22,803              1,821
                                                          --------------------------------
         Total expenses ............................         3,716,712            163,697
         Expenses waived/paid by affiliate (Note 3)           (161,734)           (14,866)
                                                          --------------------------------
           Net expenses ............................         3,554,978            148,831
                                                          --------------------------------
             Net investment income .................        77,260,781          2,932,091
                                                          --------------------------------
Net realized gain from investments .................            83,083                 --
                                                          --------------------------------
Net increase in net assets resulting from operations      $ 77,343,864       $  2,932,091
                                                          ================================

18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                           SIX MONTHS            YEAR                SIX MONTHS          YEAR
                                                             ENDED               ENDED                 ENDED             ENDED
                                                       DECEMBER 31, 2001     JUNE 30, 2001       DECEMBER 31, 2001   JUNE 30, 2001
                                                       -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................   $    77,260,781      $   240,810,924       $     2,932,091   $    11,219,781
    Net realized gain (loss) from investments ......            83,083               (5,085)                   --                --
                                                       -----------------------------------------------------------------------------
         Net increase in net assets resulting
           from operations .........................        77,343,864          240,805,839             2,932,091        11,219,781
  Distributions to shareholders from net
    investment income ..............................       (77,343,864)(a)     (240,805,839)(b)        (2,932,091)      (11,219,781)
  Capital share transactions (Note 2) ..............     1,000,184,909          376,876,187            36,276,422       (35,274,816)
                                                       -----------------------------------------------------------------------------
         Net increase (decrease) in net assets .....     1,000,184,909          376,876,187            36,276,422       (35,274,816)
Net assets (there is no undistributed net investment
  income at beginning or end of period):
    Beginning of period ............................     4,490,919,227        4,114,043,040           186,718,129       221,992,945
                                                       -----------------------------------------------------------------------------
    End of period ..................................   $ 5,491,104,136      $ 4,490,919,227       $   222,994,551   $   186,718,129
                                                       =============================================================================

(a) Distributions were increased by a net realized gain from investments of $83,083.
(b) Distributions were decreased by a net realized loss from investments of $5,085.


                       See notes to financial statements.                     19

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a.   SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b.   REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c.   INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e.   ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2.  SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                THE
                                                           THE            U.S. GOVERNMENT
                                                      MONEY MARKET       SECURITIES MONEY
                                                        PORTFOLIO        MARKET PORTFOLIO
                                                    --------------------------------------
Six months ended December 31, 2001
  Shares sold ..................................    $  4,677,344,481     $    155,247,423
  Shares issued in reinvestment of distributions          77,344,814            2,932,300
  Shares redeemed ..............................      (3,754,504,386)        (121,903,301)
                                                    --------------------------------------
        Net increase ...........................    $  1,000,184,909     $     36,276,422
                                                    ======================================
Year ended June 30, 2001
  Shares sold ..................................    $ 24,764,437,164     $    619,229,326
  Shares issued in reinvestment of distributions         241,376,023           11,219,610
  Shares redeemed ..............................     (24,628,937,000)        (665,723,752)
                                                    --------------------------------------
        Net increase (decrease) ................    $    376,876,187     $    (35,274,816)
                                                    ======================================

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                        PERCENTAGE OF
                                                                          SHARES      OUTSTANDING SHARES
                                                                       ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ............    2,899,308,488        52.80%
Franklin Money Fund ...............................................    2,329,214,830        42.42%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......      176,157,641         3.21%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund       86,423,177         1.57%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3.  TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                             PERCENTAGE OF
                                                                                                 SHARES    OUTSTANDING SHARES
                                                                                              -------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio     77,488,366        34.75%
Franklin Federal Money Fund ..............................................................    145,506,185        65.25%

4.  INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
          2008 .............................    $ 8,692
          2009 .............................      9,285
                                                -------
                                                $17,977
                                                =======

At June 30, 2001, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.


22
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